Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Investment in term loans and interest receivable	$ 0	$ 136,061
Total financing receivables	14,980	152,991
Collateral [Member] | Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Investment in term loans and interest receivable		136,061
Other internal metrics [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances to equity accounted investments	$ 14,980	$ 16,930